INTEREST COSTS	12 Months Ended
Dec. 31, 2014
INTEREST COSTS [Abstract]
INTEREST COSTS
6.	INTEREST COSTS

Interest costs consist of interest expense on the long-term debt, the commitment fee and amortization of the deferred financing cost related to the Credit Facility described in Note 5.

All amounts in USD ‘000	2014	2013
Interest Costs, net of capitalized interest	407	-
Commitment Fee	484	-
Amortization of Deferred Financing Cost	153	-
Total interest costs	1,044	-

For the year ended December 31, 2014, $0.1 million of interest costs was capitalized.